ACCOUNTS RECIVABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Recivable Details
Trade accounts receivable, gross	$ 4,364	$ 7,049
Less allowances
Trade accounts receivable, net	$ 4,364	$ 7,049